Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Cash Flow Information Related to Leases

The Company has an operating lease for its office space. Supplemental cash flow information related to leases are as follows:

	For the Three Months Ended March 31,
Supplemental cash flow information:	2026	2025
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$7	$6
Change in lease liabilities (operating cash flow)	(7)	(5)

Supplemental cash flow information related to leases are as follows:

	For the Year Ended December 31,
Supplemental cash flow information:	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$24,011	$137,717
Change in lease liabilities (operating cash flow)	(23,280)	(237,607)
Right of use assets obtained in exchange for lease obligations:
Operating leases	$7,319	$76,269

Schedule of Components of Lease Expense

The components of lease expense for the years ended December 31, 2025 and 2024, are as follows:

	For the Year Ended December 31,
Components of lease expense:	2025	2024
Operating lease expense	$30,000	$145,674
Sublease income	—	(117,084)
Total lease (income) expense	$30,000	$28,590

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
Operating leases:	2025	2024
Operating lease right-of-use assets	$55,871	$72,565
Operating lease liability, current	22,823	22,731
Operating lease liability, non-current	33,922	49,974
Total operating lease liabilities	$56,745	$72,705

	As of December 31,
Weighted-average remaining lease term:	2025	2024
Operating leases (in years)	1.83	2.83

Weighted-average discount rate:	2025	2024
Operating leases	9.40%	9.40%

Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease

Future minimum lease payments under non-cancellable lease as of December 31, 2025, are as follows:

Maturities of lease liabilities:
Year Ending December 31,
2026	$33,458
2027	28,235
2028	—
2029	—
2030 and thereafter	—
Total undiscounted cash flows	61,693
Less discounting	(4,948)
Present value of lease liabilities	$56,745